Share based payment arrangements (Tables)	3 Months Ended
Mar. 31, 2021
Share based payment arrangements
Schedule of fair value inputs

	Tranche 1	Tranche 2
Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74